Liquidity and Going Concern (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Liquidation Basis Of Accounting And Going Concern [Abstract]
Cash and cash equivalents	$ 55,000		$ 12,000	$ 12,000
Operating losses	1,664,000	$ 2,616,000	4,690,000	3,261,000
Cash flows from operations	131,000	$ 3,060,000	4,891,000	1,677,000
Accumulated deficit	$ (117,048,000)		$ (115,384,000)	$ (110,694,000)